Expense Example, No Redemption - FidelityAdvisorDividendGrowthFund-AMCIZPRO - FidelityAdvisorDividendGrowthFund-AMCIZPRO - Fidelity Advisor Dividend Growth Fund	Jan. 29, 2024 USD ($)
Fidelity Advisor Dividend Growth Fund - Class A
Expense Example, No Redemption:
1 Year	$ 670
3 Years	872
5 Years	1,091
10 Years	1,718
Fidelity Advisor Dividend Growth Fund - Class C
Expense Example, No Redemption:
1 Year	180
3 Years	557
5 Years	959
10 Years	1,878
Fidelity Advisor Dividend Growth Fund - Class M
Expense Example, No Redemption:
1 Year	472
3 Years	730
5 Years	1,007
10 Years	1,797
Fidelity Advisor Dividend Growth Fund - Class I
Expense Example, No Redemption:
1 Year	78
3 Years	243
5 Years	422
10 Years	942
Fidelity Advisor Dividend Growth Fund - Class Z
Expense Example, No Redemption:
1 Year	62
3 Years	195
5 Years	340
10 Years	$ 762